Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Vendors and Note Holders [Member] Common Stock [Member]	Vendors and Note Holders [Member] Additional Paid-in Capital [Member]	Vendors and Note Holders [Member] Retained Earnings [Member]	Vendors and Note Holders [Member] AOCI Attributable to Parent [Member]	Vendors and Note Holders [Member] Noncontrolling Interest [Member]	Vendors and Note Holders [Member]	Vendors and Officers [Member] Common Stock [Member]	Vendors and Officers [Member] Additional Paid-in Capital [Member]	Vendors and Officers [Member] Retained Earnings [Member]	Vendors and Officers [Member] AOCI Attributable to Parent [Member]	Vendors and Officers [Member] Noncontrolling Interest [Member]	Vendors and Officers [Member]	Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member] Common Stock [Member]	Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member] Additional Paid-in Capital [Member]	Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member] Retained Earnings [Member]	Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member] AOCI Attributable to Parent [Member]	Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member] Noncontrolling Interest [Member]	Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member]	Warrants Issued for Financing Fees [Member] Common Stock [Member]	Warrants Issued for Financing Fees [Member] Additional Paid-in Capital [Member]	Warrants Issued for Financing Fees [Member] Retained Earnings [Member]	Warrants Issued for Financing Fees [Member] AOCI Attributable to Parent [Member]	Warrants Issued for Financing Fees [Member] Noncontrolling Interest [Member]	Warrants Issued for Financing Fees [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2014																									82,909,300
Balance at Dec. 31, 2014																									$ 55,293	$ 78,511,529	$ (79,019,719)		$ 60,627	$ (392,270)
Exercise of Warrants (in shares)																									1,640,000
Exercise of Warrants																									$ 1,099	(1,099)
Conversion of equity to notes payable (in shares)																									(530,000)
Conversion of equity to notes payable																									$ (355)	(211,662)				(212,017)
Vendors and Interest (in shares)	631,643						738,837
Common stock issued for interest and fees for services from consultants	$ 530	$ 359,834				$ 360,364	$ 496	$ 309,479				$ 309,975																		670,339
Conversion of notes (in shares)																									258,236
Conversion of notes																									$ 173	64,386				64,559
Stock option compensation expense																										1,831,313				1,831,313
Fair value of warrants and conversion feature issued as discount on convertible notes payable														$ 3,474,721				$ 3,474,721		$ 72,320				$ 72,320
Investment into Clyra Medical Technologies																													750,000	750,000
Net loss																											(5,055,976)		(21,054)	(5,077,030)
Foreign translation adjustment																												(40,567)		(40,567)
Balance (in shares) at Dec. 31, 2015																									85,648,015
Balance at Dec. 31, 2015																									$ 57,236	84,410,821	(84,075,695)	(40,567)	789,573	$ 1,141,368
Exercise of Warrants (in shares)																									2,818,271					2,818,271
Exercise of Warrants																									$ 1,892	862,117				$ 864,009
Vendors and Interest (in shares)	2,342,264
Common stock issued for interest and fees for services from consultants	$ 1,599	$ 991,479				$ 993,078																								993,078
Conversion of notes (in shares)																									2,167,420
Conversion of notes																									$ 1,452	587,919				589,371
Stock option compensation expense																										751,113				751,113
Fair value of warrants and conversion feature issued as discount on convertible notes payable														$ 3,006,325				$ 3,006,325
Net loss																											(7,839,731)		(234,604)	(8,074,335)
Foreign translation adjustment																												(41,127)		(41,127)
Balance (in shares) at Dec. 31, 2016																									92,975,970
Balance at Dec. 31, 2016																									$ 62,179	90,609,774	(91,915,426)	(81,694)	554,969	$ (770,198)
Exercise of Warrants (in shares)																									510,000					510,000
Exercise of Warrants																									$ 343	152,657				$ 153,000
Vendors and Interest (in shares)																									454,949
Common stock issued for interest and fees for services from consultants																									$ 311	261,098				261,409
Conversion of notes (in shares)																									1,047,678
Conversion of notes																									$ 703	399,297				400,000
Stock option compensation expense																										280,288				280,288
Net loss																											(1,996,820)		(63,256)	(2,060,076)
Foreign translation adjustment																												(11,376)		(11,376)
Balance (in shares) at Mar. 31, 2017																									94,988,597
Balance at Mar. 31, 2017																									$ 63,536	$ 91,828,114	$ (93,912,246)	$ (93,070)	$ 491,713	$ (1,621,953)